Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net Loss	$ (549,219)	$ (11,165)	$ 5,945	$ 328,993
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	67,678	31,997	53,879	38,821
Amortization of prepaid consulting	37,108	32,184	65,640	37,604
Amortization of right-of-use operating lease asset	100,028	44,229	75,558
Stock based compensation	38,928	119,148	118,023	7,879
Amortization of debt discount	0	2,650	24,465
Accounts receivable	(147,294)	(302,929)	(357,193)	(124,537)
Changes in Operating Assets and Liabilities:
Inventories	(44,726)	19,225	135,232	(55,520)
Prepaid expenses	(43,595)	59,145	42,843	(57,903)
Security deposits	0	(15,000)	(16,114)	(2,954)
Accounts payable and accrued expenses	46,887	117,904	65,954	28,980
Operating lease liability	(97,025)	(39,261)	(69,250)
Customer deposits	76,932	(53,004)	(164,997)	158,818
Total Adjustments	34,921	16,288	(25,960)	23,309
Net cash (used in) provided by operating activities	(514,298)	5,123	(20,015)	352,302
Cash Flows from Investing Activities:
Purchase of equipment	(11,557)	(668,633)	(12,653)	10,584
Cash paid in acquistions			(668,663)
Net cash used in investing activities	(11,557)	(668,633)	(681,286)	(10,584)
Repayment of line of credit, net	0	(72,897)	(72,897)	(3,538)
Cash Flows from Financing Activities:
Proceeds from line of credit	300,000	0
Repayments on finance lease	(22,910)	(21,754)	(29,181)	(14,072)
Proceeds from notes payable	232,200	1,298,374	1,325,535	0
Repayment of notes payable	132,272	0	(389,542)	0
Net cash provided by financing activities	377,018	1,203,723	833,915	(17,610)
Repayment of notes payable	(132,272)	0	389,542	0
Net change in cash and cash equivalents	(148,837)	540,213	132,614	324,108
Cash and Cash Equivalents, Beginning of Period	574,712	442,098	442,098	117,990
Cash and Cash Equivalents, End of Period	425,876	982,311	574,712	442,098
Supplemental disclosures:
Cash paid for interest expense	71,125	20,388	51,891	8,706
Cash paid for income taxes	0	50	50	50
Non-Cash Investing and Financing Activities
Shares issued for prepaid consulting			0	85,950
Original issuance discount	0	24,465	24,465
Equipment purchased with capital lease			0	157,184
Adoption of ASC 842 operating lease asset and liability	0	523,313	540,651	0
Promissory note issued in Specialty acquistion			475,000	0
Promissory note on equipment	68,510	0
Intangible assets acquired in Specialty acquistion	806,000		806,000	0
Equipment received for prepaid assets	58,192	0
Inventory acquired in Specialty acquistion			301,754	0
Common stock issued for common stock payable	24,480	0
Property acquired in Specialty acquistion			46,156	0
Cashless exercise of warrant	2,053	0
Liabilities assumed in Specialty acquistion			10,277	$ 0
Promissory note issued in Specialty acquisition	0	475,000
Promissory note entered for deposit on equipment			$ 58,192
Intangible assets acquired in Specialty acquisition	0	806,000
Inventory acquired in Specialty acquisition	0	301,754
Property acquired in Specialty acquisition	0	46,156
Liabilities assumed in Specialty acquisition	$ 0	$ 10,277